RELATED PARTY TRANSACTIONS (Related Party Relationships) (Details)	12 Months Ended
Dec. 31, 2014
Hesine Technologies International Worldwide Inc. [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Company
Beijing Century Hetu Software Technology Co., Ltd [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Company
RPL Holdings Limited [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	A controlled company by members of board
Beijing Wangnuo Xingyun Technology Co., Ltd [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	A joint venture of NQ Guotai
Symbol Media (HK) Limited("Symbol") [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Company
Zhijian Fengyun (Beijing) Technology Co., Ltd.("Zhijian") [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Company
Beijing Showself Technology Co., Ltd. [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Company
Tianjin Huayong Wireless Technology Co., Ltd. [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Company
GEMA International Limited [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Company
Inmotion Technologies Co., Ltd ("Inmotion") [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	A company over which one of the Company's senior management has significant influence